SIGNIFICANT ACCOUNTING POLICIES (Details4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-Lived Assets and Intangible Assets with Definite Lives
Carrying amount of assets to be disposed of	$ 0
Advertising
Amortization period of direct response advertising costs	12 months
Advertising expense	$ 16,400	$ 15,600	$ 17,000
Direct-response advertising expense	2,700	2,100	4,100
Capitalized advertising costs	4,300	2,400
Foreign Currency Translation and Transaction Gains and Losses
Net gain (loss) from foreign exchange			(100)
General and administrative expense
Foreign Currency Translation and Transaction Gains and Losses
Net gain (loss) from foreign exchange	200	400	(100)	$ (100)
Other income (expense)
Foreign Currency Translation and Transaction Gains and Losses
Net gain (loss) from foreign exchange	$ 3,800	$ 2,300	$ 600